UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for calendar year or quarter ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):[  ] is a restatement
						   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Fiduciary Investment Management International Inc
Address:	Two World Trade Center,N.Y., N.Y. 10048

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:

Name:	F Kevin Granville
Title:	Senior Vice President
Phone:	212 466 4100
Signature, Place, and Date of Signing:


F Kevin Granville	New York, New York	April 14, 2000

Report Type	(Check only one)

[  ]		13F Holdings Report
[XX]		13F Notice
[  ]		13F Combination Report

List of other managers reporting for this manager:

Form 13F File Number			Name

28 - 2157				Fiduciary Trust Company International



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for calendar year or quarter ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):[  ] is a restatement
						   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Fiduciary Trust International of Delaware
Address:	13th and Market Street, Wilmington, DE 19801

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:

Name:	F Kevin Granville
Title:	Senior Vice President
Phone:	212 466 4100
Signature, Place, and Date of Signing:


F Kevin Granville	New York, New York	April 14, 2000

Report Type	(Check only one)

[  ]		13F Holdings Report
[XX]		13F Notice
[  ]		13F Combination Report

List of other managers reporting for this manager:

Form 13F File Number			Name

28 - 2157				Fiduciary Trust Company International



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for calendar year or quarter ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):[  ] is a restatement
						   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Fiduciary Trust International of California
Address:	444 S. Flower Street, Los Angeles, CA 90071

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:

Name:	F Kevin Granville
Title:	Senior Vice President
Phone:	212 466 4100
Signature, Place, and Date of Signing:


F Kevin Granville	New York, New York	April 14, 2000

Report Type	(Check only one)

[  ]		13F Holdings Report
[XX]		13F Notice
[  ]		13F Combination Report

List of other managers reporting for this manager:

Form 13F File Number			Name

28 - 2157				Fiduciary Trust Company International

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for calendar year or quarter ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):[  ] is a restatement
						   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Fiduciary Trust International of the South
Address:	100 S.E. 2nd Street, Miami, FL 33131

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this report on behalf of reporting manager:

Name:	F Kevin Granville
Title:	Senior Vice President
Phone:	212 466 4100
Signature, Place, and Date of Signing:


F Kevin Granville	New York, New York	April 14, 2000

Report Type	(Check only one)

[  ]		13F Holdings Report
[XX]		13F Notice
[  ]		13F Combination Report

List of other managers reporting for this manager:

Form 13F File Number			Name

28 - 2157				Fiduciary Trust Company International